Shareholder Report, Line Graph (Details)	6 Months Ended	12 Months Ended	18 Months Ended	38 Months Ended	41 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000004036 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	17.79%	29.31%				10.09%	12.75%
C000004037 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Average Annual Return, Percent	17.62%	28.98%				9.81%	12.46%
C000004038 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	11.47%	22.22%				8.63%	11.84%
C000004038 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	17.65%	29.00%				9.81%	12.45%
C000004040 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	16.20%	27.02%				9.00%	11.79%
C000004040 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	17.20%	28.02%				9.00%	11.79%
C000166016 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	17.83%	29.46%				10.19%	12.84%
C000037625 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	17.50%	28.68%				9.54%	12.16%
C000004057 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	6.42%	18.56%				9.31%	8.04%
C000004059 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	0.71%	12.07%				7.87%	7.16%
C000004059 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	6.29%	18.28%				9.04%	7.74%
C000004061 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	4.87%	16.33%				8.21%	7.10%
C000004061 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	5.87%	17.33%				8.21%	7.10%
C000219259 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	6.45%	18.58%				9.34%	8.06%
C000004062 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	15.75%	41.43%				19.42%	19.97%
C000004063 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Average Annual Return, Percent	15.62%	41.07%				19.13%	19.69%
C000004064 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	9.55%	33.67%				17.85%	19.02%
C000004064 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	15.62%	41.08%				19.13%	19.66%
C000004066 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	14.22%	39.02%				18.24%	18.94%
C000004066 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	15.22%	40.02%				18.24%	18.94%
C000216612 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	15.81%	41.54%				19.51%	20.02%
C000037630 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	15.48%	40.73%				18.83%	19.35%
C000004873 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	0.51%	11.01%				12.20%	3.42%
C000004875 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	(4.92%)	4.86%				10.54%	2.44%
C000004875 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	0.35%	10.67%				11.74%	3.00%
C000004877 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	(1.08%)	8.86%				10.93%	2.40%
C000004877 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	(0.08%)	9.86%				10.93%	2.40%
C000004883 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	17.30%	38.10%				17.73%	14.86%
C000004885 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	11.01%	30.51%				16.16%	13.94%
C000004885 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	17.16%	37.74%				17.42%	14.55%
C000004887 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	15.70%	35.67%				16.54%	13.85%
C000004887 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	16.70%	36.67%				16.54%	13.85%
C000198239 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	17.32%	38.10%				17.77%	14.79%
C000037656 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	17.00%	37.42%				17.14%	14.24%
C000004912 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	3.83%	15.94%				8.58%	9.97%
C000004913 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Average Annual Return, Percent	3.66%	15.58%				8.25%	9.64%
C000004914 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	(1.75%)	9.56%				7.14%	9.09%
C000004914 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	3.69%	15.64%				8.30%	9.67%
C000004916 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	2.33%	13.77%				7.50%	9.03%
C000004916 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	3.32%	14.77%				7.50%	9.03%
C000172900 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	3.87%	16.05%				8.69%	10.01%
C000037661 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	3.50%	15.23%				7.92%	9.30%
C000023028 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	0.60%	14.41%				7.09%	6.00%
C000023030 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	(4.82%)	8.16%				5.68%	5.16%
C000023030 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	0.46%	14.15%				6.83%	5.73%
C000023032 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	(0.91%)	12.23%				6.02%	5.09%
C000023032 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	0.08%	13.23%				6.02%	5.09%
C000198216 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	0.62%	14.46%				7.13%	6.04%
C000037670 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	0.37%	13.86%				6.55%	5.43%
C000103252 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	0.32%	7.33%				9.79%	3.31%
C000103250 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	(5.15%)	1.38%				8.33%	2.51%
C000103250 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	0.10%	7.00%				9.50%	3.06%
C000103251 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	(1.21%)	5.31%				8.68%	2.44%
C000103251 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	(0.23%)	6.31%				8.68%	2.44%
C000198241 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	0.23%	7.39%				9.81%	3.35%
C000124019 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	15.67%	36.10%				9.76%	9.93%
C000124020 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	9.43%	28.65%				8.31%	9.06%
C000124020 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	15.49%	35.78%				9.48%	9.65%
C000124021 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	14.02%	33.72%				8.66%	8.98%
C000124021 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	15.02%	34.72%				8.66%	8.98%
C000166014 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	15.67%	36.21%				9.81%	9.97%
C000228505 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	14.98%	26.95%			(8.95%)
C000228504 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	8.74%	19.94%			(10.61%)
C000228504 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	14.76%	26.58%			(9.19%)
C000228503 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	15.01%	27.05%			(8.86%)
C000230442 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	7.69%	9.75%		0.80%
C000230441 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	1.93%	3.76%		(1.13%)
C000230441 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	7.58%	9.51%		0.57%
C000230443 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	7.58%	9.67%		0.84%
C000242845 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	(4.23%)	4.64%	11.02%
C000242844 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	(9.36%)	(1.07%)	6.72%
C000242844 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	(4.34%)	4.41%	10.72%
C000242843 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	(4.23%)	4.65%	11.04%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	15.83%	34.40%				15.58%	13.16%
MSCI All Country World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	10.53%	26.12%		8.12%		11.36%	9.28%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	15.95%	34.49%			10.79%	15.23%	12.89%
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	(0.77%)	11.88%				5.89%	5.07%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	15.07%	33.89%	26.48%
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Growth Index
Average Annual Return, Percent	24.90%	40.07%				13.18%	12.22%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Average Annual Return, Percent	14.05%	29.56%				10.84%	9.32%
MSCI All Country World Information Technology 10 40 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All-Country World Information Technology 10/40 Index
Average Annual Return, Percent	12.85%	35.23%				19.87%	18.32%
MSCI All Country World Information Technology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All-Country World Information Technology Index
Average Annual Return, Percent	13.94%	36.18%				21.41%	18.83%
MSCI World Energy Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Energy Index
Average Annual Return, Percent	0.72%	11.17%				10.99%	4.29%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Average Annual Return, Percent	16.90%	38.04%				19.46%	16.55%
Russell 3000 Health Care Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Health Care Index
Average Annual Return, Percent	4.73%	16.21%				9.28%	9.43%
Bloomberg Commodity Index Total ReturnSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total ReturnSM
Average Annual Return, Percent	(2.31%)	1.51%				7.60%	0.38%
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Average Annual Return, Percent	18.40%	36.43%				9.90%	9.05%
Russell 2500TM Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500TM Growth Index
Average Annual Return, Percent	18.78%	37.95%			1.41%
FTSE Developed Core Infrastructure 50 50 Net Tax Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Developed Core Infrastructure 50/50 Net Tax Index
Average Annual Return, Percent	12.00%	20.58%		6.16%
Fifty S And P 500 Index 50 ICE BofA 3 Month U S Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	50% S&P 500 Index/50% ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	8.70%	18.95%	15.68%